Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

Property, plant and equipment consisted of the following (in thousands):

	July 29, 2017	October 29, 2016
Land & land improvements	$19,494	$16,247
Buildings & improvements	102,240	85,779
Machinery & equipment	92,969	73,087
Office furniture, fixtures and computer hardware & software	30,011	9,009
Construction in process	40,143	23,445

	284,857	207,567
Less: accumulated depreciation	(77,223)	(61,145)

Total property, plant and equipment, net	$207,634	$146,422

Property, plant and equipment consisted of the following:

	October 29, 2016	October 31, 2015
Land & land improvements	$16,247	$11,579
Buildings & improvements	85,779	60,546
Machinery & equipment	73,087	46,250
Office furniture & fixtures	9,009	7,377
Construction in process	23,445	10,196

	207,567	135,948

Less: accumulated depreciation	(61,145)	(46,803)

Total property, plant and equipment, net	$146,422	$89,145